THE ALGER AMERICAN FUND

     SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE PROSPECTUS DATED MAY 1, 2001


THE MANAGER'S ADDRESS UNDER THE HEADING "MANAGEMENT AND ORGANIZATION" ON PAGE 7 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ  07302

THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 7 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the key strategist for all portfolios, overseeing the investments of each portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, David Hyun and Alison Barbi are the individuals responsible for the day-to-day management of portfolio investments and have served in that capacity since September 2001. Mr. Chung, manager of the Small Capitalization, MidCap Growth and Income & Growth Portfolios, and co-manager of the Balanced and Growth Portfolios since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Barbi, co-manager of the Balanced Portfolio, has been employed by the Manager since September 2001 as a Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities, LLC from 1990 until 1998, and a private investor since 1998.

THE FUND'S ADDRESS ON THE BACK COVER OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

The Alger American Fund
30 Montgomery Street
Jersey City, NJ  07302

              THE ALGER AMERICAN FUND - LEVERAGED ALLCAP PORTFOLIO

     SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE PROSPECTUS DATED MAY 1, 2001


THE MANAGER'S ADDRESS UNDER THE HEADING "MANAGEMENT AND ORGANIZATION" ON PAGE 4 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ 07302

THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 4 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the key strategist for the Portfolio, overseeing the investments of the Portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. David Hyun is the individual responsible for the day-to-day management of the Portfolio's investments and has served in that capacity since September 2001. Mr. Hyun has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

THE FUND'S ADDRESS ON THE BACK COVER OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

The Alger American Fund
30 Montgomery Street
Jersey City, NJ 07302

                   THE ALGER AMERICAN FUND - GROWTH PORTFOLIO

     SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE PROSPECTUS DATED MAY 1, 2001


THE MANAGER'S ADDRESS UNDER THE HEADING "MANAGEMENT AND ORGANIZATION" ON PAGE 4 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ 07302

THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 4 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the key strategist for the Portfolio, overseeing the investments of the Portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Dan C. Chung and David Hyun are the individuals responsible for the day-to-day management of the Portfolio's investments and have served in that capacity since September 2001. Mr. Chung, co-manager of the Portfolio since September 2001, has been employed by the Manager since 1994, as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000 and as Chief Investment Officer since September 2001. Mr. Hyun, co-manager of the Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

THE FUND'S ADDRESS ON THE BACK COVER OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

The Alger American Fund
30 Montgomery Street
Jersey City, NJ 07302

                  THE ALGER AMERICAN FUND - BALANCED PORTFOLIO

     SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE PROSPECTUS DATED MAY 1, 2001


THE MANAGER'S ADDRESS UNDER THE HEADING "MANAGEMENT AND ORGANIZATION" ON PAGE 4 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ 07302

THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 4 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the key strategist for the Portfolio, overseeing the investments of the Portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Dan C. Chung and Alison Barbi are the individuals responsible for the day-to-day management of the Portfolio's investments and have served in that capacity since September 2001. Mr. Chung, co-manager of the Portfolio since September 2001, has been employed by the Manager since 1994, as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000 and as Chief Investment Officer since September 2001. Ms. Barbi, co-manager of the Portfolio, has been employed by the Manager as a Vice President and portfolio manager since September 2001, prior to which she was a Vice President and Securities Trader at NationsBanc Montgomery Securities, LLC from 1990 until 1998, and a private investor since 1998.

THE FUND'S ADDRESS ON THE BACK COVER OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

The Alger American Fund
30 Montgomery Street
Jersey City, NJ 07302

               THE ALGER AMERICAN FUND - INCOME & GROWTH PORTFOLIO

     SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE PROSPECTUS DATED MAY 1, 2001


THE MANAGER'S ADDRESS UNDER THE HEADING "MANAGEMENT AND ORGANIZATION" ON PAGE 3 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ 07302

THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 4 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the key strategist for the Portfolio, overseeing the investments of the Portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Dan C. Chung is the individual responsible for the day-to-day management of the Portfolio's investments and has served in that capacity since September 2001. Mr. Chung has been employed by the Manager since 1994, as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000 and as Chief Investment Officer since September 2001.

THE FUND'S ADDRESS ON THE BACK COVER OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

The Alger American Fund
30 Montgomery Street
Jersey City, NJ 07302

                THE ALGER AMERICAN FUND - MIDCAP GROWTH PORTFOLIO

     SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE PROSPECTUS DATED MAY 1, 2001


THE MANAGER'S ADDRESS UNDER THE HEADING "MANAGEMENT AND ORGANIZATION" ON PAGE 4 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ 07302

THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 4 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the key strategist for the Portfolio, overseeing the investments of the Portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Dan C. Chung is the individual responsible for the day-to-day management of the Portfolio's investments and has served in that capacity since September 2001. Mr. Chung has been employed by the Manager since 1994, as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000 and as Chief Investment Officer since September 2001.

THE FUND'S ADDRESS ON THE BACK COVER OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

The Alger American Fund
30 Montgomery Street
Jersey City, NJ 07302

            THE ALGER AMERICAN FUND - SMALL CAPITALIZATION PORTFOLIO

     SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE PROSPECTUS DATED MAY 1, 2001


THE MANAGER'S ADDRESS UNDER THE HEADING "MANAGEMENT AND ORGANIZATION" ON PAGE 4 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ 07302

THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 4 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the key strategist for the Portfolio, overseeing the investments of the Portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Dan C. Chung is the individual responsible for the day-to-day management of the Portfolio's investments and has served in that capacity since September 2001. Mr. Chung has been employed by the Manager since 1994, as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000 and as Chief Investment Officer since September 2001.

THE FUND'S ADDRESS ON THE BACK COVER OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

The Alger American Fund
30 Montgomery Street
Jersey City, NJ 07302

                             THE ALGER AMERICAN FUND

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                         ALGER AMERICAN GROWTH PORTFOLIO
                    ALGER AMERICAN INCOME & GROWTH PORTFOLIO

     SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE PROSPECTUS DATED MAY 1, 2001


THE MANAGER'S ADDRESS UNDER THE HEADING "MANAGEMENT AND ORGANIZATION" ON PAGE 5 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ  07302

THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 5 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the key strategist for all portfolios, overseeing the investments of each portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung and David Hyun are the individuals responsible for the day-to-day management of portfolio investments and have served in that capacity since September 2001. Mr. Chung, manager of the Small Capitalization and Income & Growth Portfolios and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

THE FUND'S ADDRESS ON THE BACK COVER OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

The Alger American Fund
30 Montgomery Street
Jersey City, NJ  07302

                             THE ALGER AMERICAN FUND

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                         ALGER AMERICAN GROWTH PORTFOLIO

     SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE PROSPECTUS DATED MAY 1, 2001


THE MANAGER'S ADDRESS UNDER THE HEADING "MANAGEMENT AND ORGANIZATION" ON PAGE 6 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ  07302

THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 6 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the key strategist for all portfolios, overseeing the investments of each portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung and David Hyun are the individuals responsible for the day-to-day management of portfolio investments and have served in that capacity since September 2001. Mr. Chung, manager of the Small Capitalization and MidCap Growth Portfolios, and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

THE FUND'S ADDRESS ON THE BACK COVER OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

The Alger American Fund
30 Montgomery Street
Jersey City, NJ  07302

                             THE ALGER AMERICAN FUND

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                         ALGER AMERICAN GROWTH PORTFOLIO
                    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

     SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE PROSPECTUS DATED MAY 1, 2001


THE MANAGER'S ADDRESS UNDER THE HEADING "MANAGEMENT AND ORGANIZATION" ON PAGE 7 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ  07302

THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 7 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the key strategist for all portfolios, overseeing the investments of each portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung and David Hyun are the individuals responsible for the day-to-day management of portfolio investments and have served in that capacity since September 2001. Mr. Chung, manager of the Small Capitalization and MidCap Growth Portfolios, and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, manager of the Leveraged AllCap Portfolio, and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

THE FUND'S ADDRESS ON THE BACK COVER OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

The Alger American Fund
30 Montgomery Street
Jersey City, NJ  07302

                             THE ALGER AMERICAN FUND

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                         ALGER AMERICAN GROWTH PORTFOLIO
                    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                    ALGER AMERICAN INCOME & GROWTH PORTFOLIO

     SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE PROSPECTUS DATED MAY 1, 2001


THE MANAGER'S ADDRESS UNDER THE HEADING "MANAGEMENT AND ORGANIZATION" ON PAGE 6 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ  07302

THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 6 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the key strategist for all portfolios, overseeing the investments of each portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung and David Hyun are the individuals responsible for the day-to-day management of portfolio investments and have served in that capacity since September 2001. Mr. Chung, manager of the Small Capitalization, MidCap Growth and Income & Growth Portfolios, and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

THE FUND'S ADDRESS ON THE BACK COVER OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

The Alger American Fund
30 Montgomery Street
Jersey City, NJ  07302

                             THE ALGER AMERICAN FUND

 SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2001

THE THIRD SENTENCE OF THE PARAGRAPH ON THE COVER PAGE OF THE STATEMENT OF ADDITIONAL INFORMATION IS AMENDED TO READ AS FOLLOWS:

It should be read together with a Prospectus which may be obtained free of charge by writing the Fund at 30 Montgomery Street, Jersey City, NJ 07302 or calling (800) 992-3863.

THE LAST SENTENCE OF THE PARAGRAPH UNDER THE HEADING "TRUSTEES AND OFFICERS OF THE FUND" ON PAGE 13 IS HEREBY AMENDED TO READ AS FOLLOWS:

Unless otherwise noted, the address of each person named below is 30 Montgomery Street, Jersey City, NJ 07302.

WITH RESPECT TO THE TABLE ON PAGE 14 UNDER THE HEADING "MANAGEMENT," FRED M. ALGER, III IS ALSO PRESIDENT OF ASSOCIATES, ALGER INC., ALGER MANAGEMENT, PROPERTIES, SERVICES, AGENCY, INTERNATIONAL AND ARI. IN ADDITION, THE LISTING FOR DAVID D. ALGER IS DELETED.

THE FOOTNOTE TO THE TABLE UNDER THE HEADING "MANAGEMENT" ON PAGE 14 IS AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is an "interested person" of the Fund as defined in the Act.

THE SECOND SENTENCE OF THE FIFTH PARAGRAPH UNDER THE HEADING "INVESTMENT MANAGER" ON PAGE 16 IS AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III who holds in excess of 25% of the outstanding voting securities of Associates, may be deemed to control that company and its subsidiaries.

THE LISTING UNDER THE HEADING "INVESTMENT MANAGER" ON THE BACK COVER OF THE STATEMENT OF ADDITIONAL INFORMATION IS AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ 07302